Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	S/ 273,402	S/ 308,912
Trade and other receivables, net	102,718	84,412
Income tax prepayments	9,288	18,076
Inventories	605,182	460,610
Prepayments	18,800	5,729
Total current assets	1,009,390	877,739
Non-current assets
Trade and other receivables, net	41,206	5,215
Financial investments designated at fair value through other comprehensive income	476	692
Other financial instruments	106,601	42,247
Property, plant and equipment, net	1,974,931	2,014,508
Intangible assets	50,494	49,640
Goodwill	4,459	4,459
Deferred income tax assets	9,446	15,618
Right of use assets	4,668	6,006
Other assets	101	160
Total non-current assets	2,192,382	2,138,545
Total assets	3,201,772	3,016,284
Current liabilities
Trade and other payables	227,554	187,876
Financial obligations	450,964	65,232
Lease liabilities	1,856	1,531
Income tax payable	17,517	1,051
Provisions	24,269	9,380
Total current liabilities	722,160	265,070
Non-current liabilities
Financial obligations	1,094,391	1,203,352
Lease liabilities	3,973	5,102
Other non-current provisions	36,639	25,341
Deferred income tax liabilities	148,804	149,864
Total non-current liabilities	1,283,807	1,383,659
Total liability	2,005,967	1,648,729
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares holds in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive results	(20,094)	(33,378)
Retained earnings	271,595	456,629
Total equity	1,195,805	1,367,555
Total liability and equity	S/ 3,201,772	S/ 3,016,284